DEBT (Credit Facility) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Line of Credit Facility [Line Items]
Amortization of Debt Issuance Costs	$ 0	$ 9	$ 0
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date	Feb. 15, 2017
Line of Credit Facility, Maximum Borrowing Capacity	$ 450
Line of Credit Facility, Expiration Date	Feb. 15, 2022
Additional amount of drawings	$ 150
Repayments of Short-term Debt	40
Line of Credit Facility, Fair Value of Amount Outstanding	$ 0
Line of Credit Facility, Covenant Compliance	We were in compliance with the covenants of the Revolving Credit Facility during the year ended October 31, 2018.
Unsecured Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Borrowing Capacity, Description	On February 15, 2017, we entered into an amended and restated credit agreement (the “Revolving Credit Facility”) that replaced our existing $450 million unsecured credit facility dated September 15, 2014. The Revolving Credit Facility provides for a $450 million, five-year unsecured revolving credit facility that will expire on February 15, 2022 and bears interest at an annual rate of LIBOR + 1.30%. In addition, the Revolving Credit Facility permits us to increase the total commitments under this credit facility by up to $150 million in the aggregate on one or more occasions upon request. We may use amounts borrowed under the facility for general corporate purposes.
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR + 1.30%